Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2024
Discontinued Operations
Summary of carrying amounts of major classes of assets and liabilities included as part of discontinued operations of CQ Pengmei and reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the year ended June 30, 2022.

For the Year Ended
June 30,
2022
REVENUES:
Supermarket and grocery store	$—
Farmers’ market	4,201,877
Feed raw materials	23,651,802
Total revenues	27,853,679

COST OF REVENUES:
Supermarket and grocery store	—
Farmers’ market	4,189,686
Feed raw materials	22,499,787
Total cost of revenues	26,689,473

Gross profit	1,164,206

OPERATING EXPENSES:
Selling	58,625
General and administrative	611,490
Provision for doubtful accounts	27,380,572
Total operating expenses	28,050,687

Loss from operations	(26,886,481)

OTHER INCOME (EXPENSES)
Interest income	494
Interest expense	(1,483,947)
Other finance expense	(2,677)
Other expense, net	(9,545)
Total other expenses, net	(1,495,675)

Loss before income taxes	(28,382,156)

Income tax expense	2,551,113

Net loss from discontinued operations	$(30,933,269)

As of April 27, 2022, the net assets of discontinued operations and reconciliation of gain on sale of discontinued operations of Xiangtai BVI and Silanchi are as follows:

April 27,
2022
CURRENT ASSETS:
Cash and cash equivalents	$476,105
Accounts receivables, net	3,945,103
Other receivables, net	6,214,926
Prepayments	140,264
Total current assets of discontinued operations	10,776,398

OTHER ASSETS:
Other receivables	60,492
Plant and equipment, net	1,996,324
Intangible assets, net	299,627
Operating lease right-of-use assets	2,049,125
Total other assets of discontinued operations	4,405,568

Total assets of discontinued operations	$15,181,966

Carrying amounts of major classes of liabilities included as part of discontinued operations of Xiangtai BVI and Silanchi:

CURRENT LIABILITIES:
Loans from third parties	$8,015,608
Current maturities of long-term loan - bank	831,329
Accounts payable	16,457,687
Accounts payable - related party	3,636,175
Customer deposits	4,400,350
Customer deposit - related party	35,815
Other payables and accrued liabilities	1,676,816
Other payables – related parties	20,000
Operating lease liabilities	38,088
Taxes payable	4,118,960
Total current liabilities of discontinued operations	39,230,828

OTHER LIABILITIES:
Loans from third parties	1,513,203
Long-term loans – related parties	762,654
Operating lease liabilities - noncurrent	83,747
Total other liabilities of discontinued operations	2,359,604
Total liabilities of discontinued operations	$41,590,432

Total net deficit	$(26,408,466)
Retained earnings carryover	(56,761,139)
Total consideration received	4,029,212
Exchange rate effect	(271,431)
Total gain on sale of discontinued operations	$34,110,454